Financial Instruments - Carrying Values and Estimated Fair Values (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Non-Derivatives:
Cash and cash equivalents	$ 870,474	$ 783,427	$ 1,151,221	$ 566,384
Trade accounts receivable and accrued income	65,167		35,518
Current portion of long-term debt and short-term debt	(251,499)		(301,202)
Long-term debt	(2,423,920)		(2,456,822)
Derivatives:
Deposits, money market deposits	657,600		920,500
Interest income, money market deposits	19,200	12,900
Deferred financing costs	42,288		47,013
FLNG Esperanza
Non-Derivatives:
Trade accounts payable	(21,700)		(91,000)
FLNG Hilli project
Non-Derivatives:
Trade accounts payable	(11,600)		(14,100)
Gimi commissioning works
Non-Derivatives:
Trade accounts payable	(600)		(5,000)
2025 Convertible Bonds | Convertible Debt
Derivatives:
Interest expense	8,000	$ 44
Amortization of deferred financing costs	1,000
Level 1 | Carrying value
Non-Derivatives:
Cash and cash equivalents	870,474		1,151,221
Restricted cash	37,987		64,196
Trade accounts receivable and accrued income	65,167		35,518
Interest receivable from money-market deposits and bank accounts	2,207		3,353
Receivable from IRS derivatives	116		269
Trade accounts payable	(39,825)		(123,605)
Level 1 | Carrying value | 2024 Unsecured Bonds
Non-Derivatives:
Long-term debt - 2024 Unsecured Bonds	(300,000)		(300,000)
Level 1 | Carrying value | 2025 Senior Unsecured Notes
Non-Derivatives:
Long-term debt - 2024 Unsecured Bonds	(500,000)		(500,000)
Level 1 | Fair value
Non-Derivatives:
Cash and cash equivalents, fair value	870,474		1,151,221
Restricted cash, fair value	37,987		64,196
Trade accounts receivable and accrued income, fair value	65,167		35,518
Interest receivable from money-market deposits and bank accounts, fair value	2,207		3,353
Receivable from IRS derivatives, fair value	116		269
Trade accounts payable, fair value	(39,825)		(123,605)
Level 1 | Fair value | 2024 Unsecured Bonds
Non-Derivatives:
Long-term debt - 2024 Unsecured Bonds, fair value	(305,241)		(299,511)
Level 1 | Fair value | 2025 Senior Unsecured Notes
Non-Derivatives:
Long-term debt - 2024 Unsecured Bonds, fair value	(506,630)		(481,325)
Level 2 | Carrying value
Non-Derivatives:
Current portion of long-term debt and short-term debt	(255,207)		(305,037)
Long-term debt	(1,087,500)		(1,125,000)
Long-term debt - 2025 Convertible Bonds	(575,000)		(575,000)
Level 2 | Carrying value | Oil and gas derivative
Derivatives:
Derivative instrument	8,101		12,726
Level 2 | Carrying value | Interest rate swap
Derivatives:
Derivative instrument	12,141		2,551
Level 2 | Fair value
Non-Derivatives:
Current portion of long-term debt and short-term debt, fair value	(255,207)		(305,037)
Long-term debt, fair value	(1,087,500)		(1,125,000)
Long-term debt - 2025 Convertible Bonds, fair value	(652,286)		(555,473)
Level 2 | Fair value | Oil and gas derivative
Derivatives:
Derivative instrument	8,101		12,726
Level 2 | Fair value | Interest rate swap
Derivatives:
Derivative instrument	$ 12,141		$ 2,551